Net (Loss) Income Per Share (Details) - Schedule of reported a net loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss) income attributable to the Company’s shareholders	$ (44,520,635)	$ 96,463,523
Weighted average ordinary shares outstanding
Basic	56,084,858	55,500,000
Diluted	56,084,858	55,500,000
Net (loss) income per share
Basic	$ (0.79)	$ 1.74
Diluted	$ (0.79)	$ 1.74